UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Conatus Capital Management LP
Address: Two Greenwich Plaza, 4th Floor
         Greenwich, Connecticut  06830

13F File Number:  028-13303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian H. Fortune
Title:     General Counsel/Chief Compliance Officer
Phone:     203-485-5235

Signature, Place, and Date of Signing:

 /s/    Brian H. Fortune     Greenwich, Connecticut     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $2,025,848 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    80302   351663 SH       SOLE                   351663        0        0
APPLE INC                      COM              037833100   120171   205773 SH       SOLE                   205773        0        0
CABOT OIL & GAS CORP           COM              127097103    51950  1318520 SH       SOLE                  1318520        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    38643  2053300 SH  PUT  SOLE                  2053300        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    57263   150713 SH       SOLE                   150713        0        0
CITRIX SYS INC                 COM              177376100    24761   294988 SH       SOLE                   294988        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    71313  1188544 SH       SOLE                  1188544        0        0
CONCHO RES INC                 COM              20605P101    57720   678107 SH       SOLE                   678107        0        0
COVIDIEN PLC                   SHS              G2554F113    36410   680566 SH       SOLE                   680566        0        0
DAVITA INC                     COM              23918K108    41153   419033 SH       SOLE                   419033        0        0
EOG RES INC                    COM              26875P101    44382   492526 SH       SOLE                   492526        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    50306   901059 SH       SOLE                   901059        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100    37477  1115383 SH       SOLE                  1115383        0        0
GOOGLE INC                     CL A             38259P508    89024   153471 SH       SOLE                   153471        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    45349  4723846 SH       SOLE                  4723846        0        0
IHS INC                        CL A             451734107    48535   450525 SH       SOLE                   450525        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    34617    62509 SH       SOLE                    62509        0        0
LAS VEGAS SANDS CORP           COM              517834107    45559  1047579 SH       SOLE                  1047579        0        0
LAUDER ESTEE COS INC           CL A             518439104    44986   831228 SH       SOLE                   831228        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    48384   974890 SH       SOLE                   974890        0        0
LINKEDIN CORP                  COM CL A         53578A108    45826   431226 SH       SOLE                   431226        0        0
LULULEMON ATHLETICA INC        COM              550021109    47464   795983 SH       SOLE                   795983        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    47846  1188129 SH       SOLE                  1188129        0        0
MASTERCARD INC                 CL A             57636Q104    48636   113079 SH       SOLE                   113079        0        0
MOLYCORP INC DEL               COM              608753109     6756   313509 SH       SOLE                   313509        0        0
MONSANTO CO NEW                COM              61166W101    75439   911314 SH       SOLE                   911314        0        0
PIONEER NAT RES CO             COM              723787107    43810   496656 SH       SOLE                   496656        0        0
PRICELINE COM INC              COM NEW          741503403    83473   125614 SH       SOLE                   125614        0        0
RALPH LAUREN CORP              CL A             751212101    79408   566956 SH       SOLE                   566956        0        0
SALESFORCE COM INC             COM              79466L302    72655   525494 SH       SOLE                   525494        0        0
SCHLUMBERGER LTD               COM              806857108    58420   900019 SH       SOLE                   900019        0        0
SIGNATURE BK NEW YORK N Y      COM              82669G104    35994   590359 SH       SOLE                   590359        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103    23062   512368 SH       SOLE                   512368        0        0
TERADATA CORP DEL              COM              88076W103    71569   993882 SH       SOLE                   993882        0        0
UNITED RENTALS INC             COM              911363109    24081   707436 SH       SOLE                   707436        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    70304  1201782 SH       SOLE                  1201782        0        0
VISA INC                       COM CL A         92826C839    98542   797069 SH       SOLE                   797069        0        0
VMWARE INC                     CL A COM         928563402    24258   266457 SH       SOLE                   266457        0        0